Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 30, 2020
Registrant Name	dei_EntityRegistrantName	ProShares Trust
CIK	dei_EntityCentralIndexKey	0001174610
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 09, 2021
Effective Date	dei_DocumentEffectiveDate	Jun. 10, 2021
Prospectus Date	rr_ProspectusDate	Oct. 30, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A